Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Principal accounting policies
Estimated useful lives of property plant and equipment

Estimated useful lives

Dams	8 – 50	years
Port facilities	20 – 40	years
Buildings	8 – 30	years
Electric utility plant in service	5 – 30	years
Transportation facilities	8 – 27	years
Others	5 – 14	years

Estimated useful lives of right-of-use assets

Buildings	2.5 – 10	years
Electric utility plant in service	8 – 25	years
Transportation facilities	30	years
Land use rights	10 – 50	years
Others	5 – 50	years